Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Generating Units to be Retired

Plant	Net Book Value	Accelerated Depreciation Regulatory Asset	Cost of Removal Regulatory Liability		Projected Retirement Date	Current Authorized Recovery Period	Annual Depreciation (a)
	(dollars in millions)
Northeastern Plant, Unit 3	$136.3	$145.8	$20.2	(b)	2026	(c)	$14.9
Pirkey Plant	35.1	179.5	39.8		2023	(d)	11.7
Welsh Plant, Units 1 and 3	416.8	85.6	58.3	(e)	2028	(f)	37.9

(a)Represents the amount of annual depreciation that has been collected from customers over the prior 12-month period.
(b)Includes Northeastern Plant, Unit 4, which was retired in 2016. Removal of Northeastern Plant, Unit 4, will be performed with Northeastern Plant, Unit 3, after retirement.
(c)Northeastern Plant, Unit 3 is currently being recovered through 2040.
(d)Pirkey Plant is currently being recovered through 2032 in the Louisiana jurisdiction and through 2045 in the Arkansas and Texas jurisdictions.
(e)Includes Welsh Plant, Unit 2, which was retired in 2016. Removal of Welsh Plant, Unit 2, will be performed with Welsh Plant, Units 1 and 3, after retirement.
(f)Unit 1 is being recovered through 2027 in the Louisiana jurisdiction and through 2037 in the Arkansas and Texas jurisdictions. Unit 3 is being recovered through 2032 in the Louisiana jurisdiction and through 2042 in the Arkansas and Texas jurisdictions.
Regulatory Assets

	AEP
	December 31,		Remaining Recovery Period
	2022	2021
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$625.7	$409.4	1 year
Under-recovered Fuel Costs - does not earn a return	588.5	183.9	1 year
Unrecovered Winter Storm Fuel Costs - earns a return (a)	95.8	62.7	1 year
Total Current Regulatory Assets	$1,310.0	$656.0

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Pirkey Plant Accelerated Depreciation	$116.5	$87.0
Welsh Plant, Units 1 and 3 Accelerated Depreciation	85.6	45.9
Unrecovered Winter Storm Fuel Costs	84.6	367.5
Dolet Hills Power Station Fuel Costs - Louisiana	32.0	30.9
Dolet Hills Power Station Accelerated Depreciation (b)	9.7	72.3
Kentucky Deferred Purchased Power Expenses	—	47.5
Plant Retirement Costs - Unrecovered Plant, Louisiana	—	35.2
Other Regulatory Assets Pending Final Regulatory Approval	27.2	9.3
Total Regulatory Assets Currently Earning a Return	355.6	695.6
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs	407.1	298.3
2020-2022 Virginia Triennial Under-Earnings	37.9	15.1
Plant Retirement Costs - Asset Retirement Obligation Costs	25.9	25.9
Other Regulatory Assets Pending Final Regulatory Approval	55.6	56.0
Total Regulatory Assets Currently Not Earning a Return	526.5	395.3

Total Regulatory Assets Pending Final Regulatory Approval	882.1	1,090.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant (c)	689.9	715.4	24 years
Long-term Under-recovered Fuel Costs - Oklahoma	252.7	—	2 years
Long-term Under-recovered Fuel Costs - Virginia	223.3	—	2 years
Unrecovered Winter Storm Fuel Costs (d)	148.6	679.3	5 years
Plant Retirement Costs - Asset Retirement Obligation Costs	110.6	110.2	20 years
Pirkey Plant Accelerated Depreciation - Louisiana	63.0	—	10 years
Rockport Plant Dry Sorbent Injection System and Selective Catalytic Reduction	56.6	66.6	6 years
Kentucky Deferred Purchased Power Expenses	53.0	—	5 years
Plant Retirement Costs - Unrecovered Plant, Dolet Hills Power Station, Louisiana	45.1	—	10 years
Meter Replacement Costs	34.2	44.9	5 years
Environmental Control Projects	33.9	36.2	18 years
Cook Plant Uprate Project	25.3	27.7	11 years
Ohio Distribution Decoupling	19.5	41.6	2 years
Other Regulatory Assets Approved for Recovery	102.9	119.9	various
Total Regulatory Assets Currently Earning a Return	1,858.6	1,841.8
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	975.4	689.3	12 years
Plant Retirement Costs - Asset Retirement Obligation Costs	308.5	297.9	20 years
Unamortized Loss on Reacquired Debt	104.1	111.6	26 years
Cook Plant Nuclear Refueling Outage Levelization	81.2	32.0	3 years
Fuel and Purchased Power Adjustment Rider	76.3	40.8	2 years
Plant Retirement Costs - Unrecovered Plant, Texas	51.7	51.9	24 years
Peak Demand Reduction/Energy Efficiency	41.7	40.8	4 years
Unrealized Loss on Forward Commitments	40.1	100.8	10 years
Ohio Enhanced Service Reliability Plan	33.3	9.5	2 years
Postemployment Benefits	32.1	32.5	3 years
2017-2019 Virginia Triennial Under-Earnings	30.1	—	2 years
Vegetation Management	25.8	29.3	3 years
Smart Grid Costs	25.4	19.3	2 years
PJM/SPP Annual Formula Rate True-up	21.8	18.0	2 years
Plant Retirement Costs - Unrecovered Plant, Arkansas	21.1	—	5 years
Virginia Transmission Rate Adjustment Clause	18.7	37.2	2 years
Storm-Related Costs	11.9	25.4	2 years
Texas Transmission Cost Recovery Factor	3.8	30.6	2 years
Other Regulatory Assets Approved for Recovery	118.3	119.2	various
Total Regulatory Assets Currently Not Earning a Return	2,021.3	1,686.1

Total Regulatory Assets Approved for Recovery	3,879.9	3,527.9

Total Noncurrent Regulatory Assets	$4,762.0	$4,618.8
(a)In 2022, Unrecovered Winter Storm Costs in the Arkansas and Texas jurisdictions were approved for recovery by the APSC and PUCT. As of December 31, 2022, Unrecovered Winter Storm Fuel Costs in the Louisiana jurisdiction are pending final regulatory approval with the LPSC. The current asset balance represents amounts expected to be recovered in the Arkansas, Louisiana and Texas jurisdiction over the next 12 months. See “February 2021 Severe Winter Weather Impacts in SPP” section of SWEPCo Rate Matters in Note 4 for additional information.
(b)2022 amount includes the FERC jurisdiction. 2021 amounts include Arkansas, Louisiana and FERC jurisdictions.
(c)Northeastern Plant, Unit 3 is approved for recovery through 2040, but expected to retire in 2026. PSO records a regulatory asset for accelerated depreciation. See “Regulated Generating Units to be Retired” section above for additional information.
(d)In February 2022, the OCC approved PSO’s securitization of the Unrecovered Winter Storm Fuel Costs. In September 2022, PSO received proceeds of $687 million from the ODFA which issued ratepayer-backed securitization bonds for the purpose of reimbursing PSO for extraordinary fuel costs and purchases of electricity incurred during the February 2021 severe winter weather event, which were previously recorded as Regulatory Assets on PSO’s balance sheet. See “February 2021 Severe Winter Weather Impacts in SPP” section of PSO Rate Matters in Note 4 for additional information.

	AEP Texas
	December 31,		Remaining Recovery Period
Regulatory Assets:	2022	2021
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Texas Mobile Generation Lease Payments	$17.6	$—
Total Regulatory Assets Currently Earning a Return	17.6	—
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs	26.7	22.4
Vegetation Management Program	5.2	5.2
Texas Retail Electric Provider Bad Debt Expense	4.1	4.1
Other Regulatory Assets Pending Final Regulatory Approval	13.4	9.5
Total Regulatory Assets Currently Not Earning a Return	49.4	41.2

Total Regulatory Assets Pending Final Regulatory Approval	67.0	41.2

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	16.1	22.7	4 years
Advanced Metering System	—	10.6
Other Regulatory Assets Approved for Recovery	1.4	2.1	various
Total Regulatory Assets Currently Earning a Return	17.5	35.4
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	173.2	119.0	12 years
Vegetation Management Program	12.1	17.4	3 years
Peak Demand Reduction/Energy Efficiency	11.9	14.5	2 years
Storm-Related Costs	8.5	12.8	2 years
Texas Transmission Cost Recovery Factor	3.8	30.6	2 years
Other Regulatory Assets Approved for Recovery	4.3	4.3	various
Total Regulatory Assets Currently Not Earning a Return	213.8	198.6

Total Regulatory Assets Approved for Recovery	231.3	234.0

Total Noncurrent Regulatory Assets	$298.3	$275.2

	AEPTCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2022	2021
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets approved for recovery:

Regulatory Assets Currently Not Earning a Return
PJM/SPP Annual Formula Rate True-up	$7.2	$8.5	2 years
Total Regulatory Assets Approved for Recovery	7.2	8.5

Total Noncurrent Regulatory Assets	$7.2	$8.5

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2022	2021
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$180.7	$127.2	1 year
Under-recovered Fuel Costs - does not earn a return	292.4	74.1	1 year
Total Current Regulatory Assets	$473.1	$201.3

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
COVID-19 - Virginia	$7.0	$6.8
Total Regulatory Assets Currently Earning a Return	7.0	6.8
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs - West Virginia	72.6	53.7
2020-2022 Virginia Triennial Under-Earnings	37.9	15.1
Plant Retirement Costs - Asset Retirement Obligation Costs	25.9	25.9
Other Regulatory Assets Pending Final Regulatory Approval	1.1	3.6
Total Regulatory Assets Currently Not Earning a Return	137.5	98.3

Total Regulatory Assets Pending Final Regulatory Approval	144.5	105.1

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Long-term Under-recovered Fuel Costs - Virginia	223.3	—	2 years
Plant Retirement Costs - Unrecovered Plant	75.6	110.0	21 years
Other Regulatory Assets Approved for Recovery	0.4	0.4	various
Total Regulatory Assets Currently Earning a Return	299.3	110.4
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	303.1	293.1	15 years
Pension and OPEB Funded Status	108.3	62.7	12 years
Unamortized Loss on Reacquired Debt	74.4	78.2	23 years
2017-2019 Virginia Triennial Under-Earnings	30.1	—	2 years
Virginia Transmission Rate Adjustment Clause	18.7	37.2	2 years
Virginia Clean Economy Act	16.7	—	2 years
Peak Demand Reduction/Energy Efficiency	15.8	17.8	4 years
Postemployment Benefits	13.7	13.3	3 years
Vegetation Management Program - West Virginia	13.7	11.9	2 years
Environmental Compliance Costs	4.3	13.7	2 years
Other Regulatory Assets Approved for Recovery	16.0	14.2	various
Total Regulatory Assets Currently Not Earning a Return	614.8	542.1

Total Regulatory Assets Approved for Recovery	914.1	652.5

Total Noncurrent Regulatory Assets	$1,058.6	$757.6

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2022	2021
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs, Michigan - earns a return	$9.0	$6.4	1 year
Under-recovered Fuel Costs, Indiana - does not earn a return	38.1	—	1 year
Total Current Regulatory Assets	$47.1	$6.4

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Other Regulatory Assets Pending Final Regulatory Approval	$0.1	$0.1
Total Regulatory Assets Currently Earning a Return	0.1	0.1
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs - Indiana	21.6	—
Other Regulatory Assets Pending Final Regulatory Approval	2.0	3.6
Total Regulatory Assets Currently Not Earning a Return	23.6	3.6

Total Regulatory Assets Pending Final Regulatory Approval	23.7	3.7

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	147.0	170.8	6 years
Rockport Plant Dry Sorbent Injection System and Selective Catalytic Reduction	56.6	66.6	6 years
Cook Plant Uprate Project	25.3	27.7	11 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan, FERC	12.1	13.1	12 years
Cook Plant Turbine - Indiana	9.0	9.7	16 years
Cook Plant Study Costs	8.7	9.4	13 years
Other Regulatory Assets Approved for Recovery	11.9	6.0	various
Total Regulatory Assets Currently Earning a Return	270.6	303.3
Regulatory Assets Currently Not Earning a Return
Cook Plant Nuclear Refueling Outage Levelization	81.2	32.0	3 years
Pension and OPEB Funded Status	26.9	—	12 years
Unamortized Loss on Reacquired Debt	12.9	14.2	26 years
Peak Demand Energy Efficiency	10.3	2.8	2 years
Postemployment Benefits	7.7	9.0	3 years
Storm-Related Costs - Indiana	3.4	12.6	2 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	—	15.1
Other Regulatory Assets Approved for Recovery	22.9	18.2	various
Total Regulatory Assets Currently Not Earning a Return	165.3	103.9

Total Regulatory Assets Approved for Recovery	435.9	407.2

Total Noncurrent Regulatory Assets	$459.6	$410.9

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2022	2021
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$3.8	$—	1 year
Total Current Regulatory Assets	$3.8	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm-Related Costs	$33.8	$3.8
Total Regulatory Assets Pending Final Regulatory Approval	33.8	3.8

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Distribution Decoupling	19.5	41.6	2 years
Ohio Basic Transmission Cost Rider	14.3	5.2	2 years
Ohio Economic Development Rider	1.1	10.1	2 years
Total Regulatory Assets Currently Earning a Return	34.9	56.9
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	142.7	83.3	12 years
Unrealized Loss on Forward Commitments	40.0	92.1	10 years
Ohio Enhanced Service Reliability Plan	33.3	9.5	2 years
Smart Grid Costs	25.4	19.3	2 years
Postemployment Benefits	6.2	6.2	3 years
PJM Load Service Entity Formula Rate True-up	—	7.5
Other Regulatory Assets Approved for Recovery	11.0	14.4	various
Total Regulatory Assets Currently Not Earning a Return	258.6	232.3

Total Regulatory Assets Approved for Recovery	293.5	289.2

Total Noncurrent Regulatory Assets	$327.3	$293.0

	PSO
	December 31,		Remaining Recovery Period
	2022	2021
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$178.7	$194.6	1 year
Total Current Regulatory Assets	$178.7	$194.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm-Related Costs	$25.5	$13.9
Other Regulatory Assets Pending Final Regulatory Approval	0.1	0.3
Total Regulatory Assets Pending Final Regulatory Approval	25.6	14.2

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Long-term Under-recovered Fuel Costs - Oklahoma	252.7	—	2 years
Plant Retirement Costs - Unrecovered Plant (a)	240.6	227.6	24 years
Environmental Control Projects	23.9	25.2	18 years
Meter Replacement Costs	18.1	22.2	5 years
Storm-Related Costs	8.4	17.4	2 years
Unrecovered Winter Storm Fuel Costs	—	679.3	(b)
Other Regulatory Assets Approved for Recovery	9.1	9.8	various
Total Regulatory Assets Currently Earning a Return	552.8	981.5
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	55.2	22.9	12 years
Other Regulatory Assets Approved for Recovery	20.1	18.8	various
Total Regulatory Assets Currently Not Earning a Return	75.3	41.7

Total Regulatory Assets Approved for Recovery	628.1	1,023.2

Total Noncurrent Regulatory Assets	$653.7	$1,037.4

(a)Northeastern Plant, Unit 3 is approved for recovery through 2040, but expected to retire in 2026. PSO records a regulatory asset for accelerated depreciation. See “Regulated Generating Units to be Retired” section above for additional information.
(b)In February 2022, the OCC approved PSO’s securitization of the Unrecovered Winter Storm Fuel Costs. In September 2022, PSO received proceeds of $687 million from the ODFA which issued ratepayer-backed securitization bonds for the purpose of reimbursing PSO for extraordinary fuel costs and purchases of electricity incurred during the February 2021 severe winter weather event, which were previously recorded as Regulatory Assets on PSO’s balance sheet. See “February 2021 Severe Winter Weather Impacts in SPP” section of PSO Rate Matters in Note 4 for additional information.

	SWEPCo
	December 31,		Remaining Recovery Period
	2022	2021
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return (a)	$257.2	$81.2	1 year
Unrecovered Winter Storm Fuel Costs - earns a return (b)	95.8	62.7	1 year
Total Current Regulatory Assets	$353.0	$143.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Pirkey Plant Accelerated Depreciation	$116.5	$87.0
Welsh Plant, Units 1 and 3 Accelerated Depreciation	85.6	45.9
Unrecovered Winter Storm Fuel Costs (b)	84.6	367.5
Dolet Hills Power Station Fuel Costs - Louisiana	32.0	30.9
Dolet Hills Power Station Accelerated Depreciation (c)	9.7	72.3
Plant Retirement Costs - Unrecovered Plant, Louisiana	—	35.2
Other Regulatory Assets Pending Final Regulatory Approval	2.5	2.4
Total Regulatory Assets Currently Earning a Return	330.9	641.2
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs - Louisiana	151.5	148.0
Asset Retirement Obligation - Louisiana	11.8	10.3
Other Regulatory Assets Pending Final Regulatory Approval	16.0	18.4
Total Regulatory Assets Currently Not Earning a Return	179.3	176.7

Total Regulatory Assets Pending Final Regulatory Approval	510.2	817.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unrecovered Winter Storm Fuel Costs (b)	148.6	—	5 years
Pirkey Plant Accelerated Depreciation - Louisiana	63.0	—	10 years
Plant Retirement Costs - Unrecovered Plant, Dolet Hills Power Station - Louisiana	45.1	—	10 years
Plant Retirement Costs - Unrecovered Plant, Welsh Plant, Unit 2 - Louisiana	35.2	—	10 years
Plant Retirement Costs - Unrecovered Plant, Arkansas	13.1	13.7	20 years
Environmental Controls Projects	10.0	11.0	10 years
Other Regulatory Assets Approved for Recovery	6.8	5.2	various
Total Regulatory Assets Currently Earning a Return	321.8	29.9
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	96.2	73.8	12 years
Plant Retirement Costs - Unrecovered Plant, Texas	51.7	51.9	24 years
Plant Retirement Costs - Unrecovered Plant, Arkansas	21.1	—	5 years
Dolet Hills Power Station Fuel Costs - Arkansas	8.9	13.0	4 years
Other Regulatory Assets Approved for Recovery	32.5	18.8	various
Total Regulatory Assets Currently Not Earning a Return	210.4	157.5

Total Regulatory Assets Approved for Recovery	532.2	187.4

Total Noncurrent Regulatory Assets	$1,042.4	$1,005.3

(a)2022 amount includes Arkansas and Texas jurisdictions. 2021 amount includes Arkansas, Louisiana and Texas jurisdictions.
(b)In 2022, Unrecovered Winter Storm Costs in the Arkansas and Texas jurisdictions were approved for recovery by the APSC and PUCT. As of December 31, 2022, Unrecovered Winter Storm Fuel Costs in the Louisiana jurisdiction are pending final regulatory approval with the LPSC. The current asset balance represents amounts expected to be recovered in the Arkansas, Louisiana and Texas jurisdiction over the next 12 months. See “February 2021 Severe Winter Weather Impacts in SPP” section of SWEPCo Rate Matters in Note 4 for additional information.
(c)2022 amount includes the FERC jurisdiction. 2021 amounts include Arkansas, Louisiana and FERC jurisdictions.

Regulatory Liabilities

	AEP
	December 31,		Remaining
	2022	2021	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$1.4	$—	1 year
Over-recovered Fuel Costs - does not pay a return	—	1.5
Total Current Regulatory Liabilities	$1.4	$1.5

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$149.7	$262.2
Total Regulatory Liabilities Currently Paying a Return	149.7	262.2
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	4.1	2.3
Total Regulatory Liabilities Currently Not Paying a Return	4.1	2.3

Total Regulatory Liabilities Pending Final Regulatory Determination	153.8	264.5

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	3,392.4	3,229.9	(b)
Income Taxes, Net (a)	2,504.5	2,792.0	(c)
Rockport Plant, Unit 2 Accelerated Depreciation for Leasehold Improvements	53.8	4.2	6 years
Renewable Energy Surcharge - Michigan	23.2	14.9	2 years
Other Regulatory Liabilities Approved for Payment	9.5	16.2	various
Total Regulatory Liabilities Currently Paying a Return	5,983.4	6,057.2
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	1,318.5	1,939.7	(d)
Deferred Investment Tax Credits	237.3	248.5	34 years
OVEC Purchased Power	47.1	14.8	2 years
Spent Nuclear Fuel	45.8	49.5	(d)
Unrealized Gain on Forward Commitments	45.2	40.4	2 years
2017-2019 Virginia Triennial Revenue Provision	39.1	41.6	26 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	34.2	—	2 years
PJM Transmission Enhancement Refund	34.1	45.5	3 years
Over-recovered Fuel Costs - Ohio	32.2	15.2	10 years
Transition and Restoration Charges - Texas	29.4	26.3	7 years
Peak Demand Reduction/Energy Efficiency	28.6	28.6	2 years
Other Regulatory Liabilities Approved for Payment	86.9	62.6	various
Total Regulatory Liabilities Currently Not Paying a Return	1,978.4	2,512.7

Total Regulatory Liabilities Approved for Payment	7,961.8	8,569.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$8,115.6	$8,834.4

(a)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(b)Relieved as removal costs are incurred.
(c)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $277 million and $468 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
(d)Relieved when plant is decommissioned.

	AEP Texas
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2022	2021
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$13.0	$13.0
Total Regulatory Liabilities Currently Paying a Return	13.0	13.0
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	1.8	—
Total Regulatory Liabilities Currently Not Paying a Return	1.8	—

Total Regulatory Liabilities Pending Final Regulatory Determination	14.8	13.0

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	766.8	744.7	(b)
Income Taxes, Net (a)	431.6	445.3	(c)
Other Regulatory Liabilities Approved for Payment	4.3	4.8	various
Total Regulatory Liabilities Currently Paying a Return	1,202.7	1,194.8
Regulatory Liabilities Currently Not Paying a Return
Transition and Restoration Charges	29.4	26.3	7 years
Other Regulatory Liabilities Approved for Payment	12.7	7.9	various
Total Regulatory Liabilities Currently Not Paying a Return	42.1	34.2

Total Regulatory Liabilities Approved for Payment	1,244.8	1,229.0

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,259.6	$1,242.0

(a)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(b)Relieved as removal costs are incurred.
(c)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets.

	AEPTCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2022	2021
	(in millions)
Noncurrent Regulatory Liabilities
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$8.7	$8.7
Total Regulatory Liabilities Pending Final Regulatory Determination	8.7	8.7

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	358.8	271.4	(b)
Income Taxes, Net (a)	355.8	371.6	(c)
Total Regulatory Liabilities Approved for Payment	714.6	643.0

Total Noncurrent Regulatory Liabilities	$723.3	$651.7

(a)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(b)Relieved as removal costs are incurred.
(c)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $16 million and $26 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2022	2021
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$30.5	$4.5
Total Regulatory Liabilities Pending Final Regulatory Determination	30.5	4.5

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	713.5	703.3	(b)
Income Taxes, Net (a)	291.3	432.9	(c)
Deferred Investment Tax Credits	0.3	0.3	31 years
Total Regulatory Liabilities Currently Paying a Return	1,005.1	1,136.5
Regulatory Liabilities Currently Not Paying a Return
2017-2019 Virginia Triennial Revenue Provision	39.1	41.6	26 years
Unrealized Gain on Forward Commitments	34.5	28.2	2 years
Over-recovered Deferred Wind Power Costs - Virginia	13.6	8.4	2 years
PJM Transmission Enhancement Refund	9.8	13.0	3 years
Other Regulatory Liabilities Approved for Payment	11.0	6.6	various
Total Regulatory Liabilities Currently Not Paying a Return	108.0	97.8

Total Regulatory Liabilities Approved for Payment	1,113.1	1,234.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,143.6	$1,238.8

(a)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(b)Relieved as removal costs are incurred.
(c)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $19 million and $84 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2022	2021
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs, Indiana - does not pay a return	$—	$1.5
Total Current Regulatory Liabilities	$—	$1.5

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a) (b)	$(87.7)	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	(87.7)	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	170.7	179.7	(c)
Income Taxes, Net (a)	168.6	182.6	(d)
Renewable Energy Surcharge - Michigan	23.2	14.9	2 years
Other Regulatory Liabilities Approved for Payment	3.0	7.0	various
Total Regulatory Liabilities Currently Paying a Return	365.5	384.2
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	1,318.5	1,939.7	(e)
Spent Nuclear Fuel	45.8	49.5	(e)
PJM Costs and Off-system Sales Margin Sharing - Indiana	34.2	—	2 years
Deferred Investment Tax Credits	17.4	22.4	28 years
Pension OPEB Funded Status	—	27.6
Environmental Cost Rider - Indiana	—	10.6
Other Regulatory Liabilities Approved for Payment	8.5	13.9	various
Total Regulatory Liabilities Currently Not Paying a Return	1,424.4	2,063.7

Total Regulatory Liabilities Approved for Payment	1,789.9	2,447.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,702.2	$2,447.9

(a)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(b)Represents an income tax related regulatory asset, which is presented within net regulatory liabilities on the balance sheet.
(c)Relieved as removal costs are incurred.
(d)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $42 million and $90 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
(e)Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Refund Period
	2022	2021
Regulatory Liabilities:	(in millions)

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$0.2	$0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	466.5	467.6	(a)
Income Taxes, Net (b)	451.9	480.6	(c)
Total Regulatory Liabilities Currently Paying a Return	918.4	948.2
Regulatory Liabilities Currently Not Paying a Return
OVEC Purchased Power	47.1	14.8	2 years
Over-recovered Fuel Costs	32.2	15.2	10 years
Peak Demand Reduction/Energy Efficiency	23.6	22.5	2 years
PJM Transmission Enhancement Refund	14.7	19.6	3 years
Other Regulatory Liabilities Approved for Payment	7.8	0.4	various
Total Regulatory Liabilities Currently Not Paying a Return	125.4	72.5

Total Regulatory Liabilities Approved for Payment	1,043.8	1,020.7

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,044.0	$1,020.9

(a)Relieved as removal costs are incurred.
(b)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(c)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $162 million and $191 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.

	PSO
	December 31,		Remaining Refund Period
	2022	2021
Regulatory Liabilities:	(in millions)

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	$51.3	$56.2
Total Regulatory Liabilities Pending Final Regulatory Determination	51.3	56.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (a)	380.1	423.8	(b)
Asset Removal Costs	316.3	300.2	(c)
Total Regulatory Liabilities Currently Paying a Return	696.4	724.0
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	48.2	50.8	22 years
Other Regulatory Liabilities Approved for Payment	13.2	4.3	various
Total Regulatory Liabilities Currently Not Paying a Return	61.4	55.1

Total Regulatory Liabilities Approved for Payment	757.8	779.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$809.1	$835.3

(a)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(b)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $21 million and $46 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 2 years.
(c)Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Refund Period
	2022	2021
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return (a)	$1.4	$—
Total Current Regulatory Liabilities	$1.4	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Income Taxes, Net (b)	$7.0	$—
Total Regulatory Liabilities Pending Final Regulatory Determination	7.0	—

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	481.2	461.3	(c)
Income Taxes, Net (b)	327.6	330.2	(d)
Other Regulatory Liabilities Approved for Payment	2.2	2.4	various
Total Regulatory Liabilities Currently Paying a Return	811.0	793.9
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Approved for Payment	7.7	13.0	various
Total Regulatory Liabilities Currently Not Paying a Return	7.7	13.0

Total Regulatory Liabilities Approved for Payment	818.7	806.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$825.7	$806.9

(a)2022 amount includes Louisiana jurisdiction.
(b)Predominately pays a return due to the inclusion of Excess ADIT in rate base.
(c)Relieved as removal costs are incurred.
(d)Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $7 million and $7 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 1 year.